Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loss for the year	$ 274,425	$ 180,846	$ 1,162,626
Recovery of income tax and statutory rates	91,624	61,488	395,293
Foreign tax rate differential	680	(53,894)	(59,081)
Income (losses) not subject to tax	3,693	256,993	0
Expenses not deductible for tax	(56)	(667)	(113)
Capital Loss on sale of Subsidiary	0	2,809,770	4,876,036
Other	(204,762)	(236,157)	(176,765)
Change in valuation allowance	108,821	(2,837,533)	(5,035,371)
Income Tax Reconciliation, Other Reconciling Items	$ 0	$ 0	$ 0